Distribution Date:	08/17/26	BBCMS Mortgage Trust 2023-C20
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2023-C20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, Inc.
			Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14			lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Trustee	Computershare Trust Company, N.A.
Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Liquidated Loan Detail	24	Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: BBCMS 2023-C20 – Surveillance Manager	cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Certificateholder	LD III Sub XII, LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336DAS0	5.862000%	4,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07336DAT8	6.383000%	149,200,000.00	144,997,605.46	94,829.24	771,266.43	0.00	0.00	866,095.67	144,902,776.22	30.33%	30.00%
A-3	07336DAU5	5.991000%	29,880,000.00	29,880,000.00	0.00	149,175.90	0.00	0.00	149,175.90	29,880,000.00	30.33%	30.00%
A-4	07336DAV3	5.310000%	111,850,000.00	111,850,000.00	0.00	494,936.25	0.00	0.00	494,936.25	111,850,000.00	30.33%	30.00%
A-5	07336DAW1	5.576000%	276,950,000.00	276,950,000.00	0.00	1,286,894.33	0.00	0.00	1,286,894.33	276,950,000.00	30.33%	30.00%
A-SB	07336DAX9	5.860000%	5,129,000.00	5,129,000.00	0.00	25,046.62	0.00	0.00	25,046.62	5,129,000.00	30.33%	30.00%
A-S	07336DBA8	5.973000%	107,275,000.00	107,275,000.00	0.00	533,961.31	0.00	0.00	533,961.31	107,275,000.00	17.19%	17.00%
B	07336DBB6	6.167000%	37,134,000.00	37,134,000.00	0.00	190,837.82	0.00	0.00	190,837.82	37,134,000.00	12.64%	12.50%
C	07336DBC4	6.832642%	21,208,000.00	21,208,000.00	0.00	120,755.55	0.00	0.00	120,755.55	21,208,000.00	10.04%	9.93%
D-RR	07336DAB7	6.832642%	13,863,000.00	13,863,000.00	0.00	78,934.09	0.00	0.00	78,934.09	13,863,000.00	8.34%	8.25%
E-RR	07336DAD3	6.832642%	9,284,000.00	9,284,000.00	0.00	52,861.87	0.00	0.00	52,861.87	9,284,000.00	7.20%	7.13%
F-RR	07336DAF8	6.832642%	8,252,000.00	8,252,000.00	0.00	46,985.80	0.00	0.00	46,985.80	8,252,000.00	6.19%	6.13%
G-RR	07336DAH4	6.832642%	14,441,000.00	14,441,000.00	0.00	82,225.15	0.00	0.00	82,225.15	14,441,000.00	4.42%	4.38%
H-RR	07336DAK7	6.832642%	10,315,000.00	10,315,000.00	0.00	58,732.25	0.00	0.00	58,732.25	10,315,000.00	3.16%	3.13%
J-RR*	07336DAM3	6.832642%	25,787,604.00	25,787,604.00	0.00	137,812.86	0.00	0.00	137,812.86	25,787,604.00	0.00%	0.00%
R	07336DAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07336DAP6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			825,198,604.00	816,366,209.46	94,829.24	4,030,426.23	0.00	0.00	4,125,255.47	816,271,380.22

X-A	07336DAY7	1.078870%	577,639,000.00	568,806,605.46	0.00	511,390.22	0.00	0.00	511,390.22	568,711,776.22
X-B	07336DAZ4	0.809756%	144,409,000.00	144,409,000.00	0.00	97,446.66	0.00	0.00	97,446.66	144,409,000.00
Notional SubTotal			722,048,000.00	713,215,605.46	0.00	608,836.88	0.00	0.00	608,836.88	713,120,776.22

Deal Distribution Total					94,829.24	4,639,263.11	0.00	0.00	4,734,092.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336DAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07336DAT8	971.83381676	0.63558472	5.16934605	0.00000000	0.00000000	0.00000000	0.00000000	5.80493076	971.19823204
A-3	07336DAU5	1,000.00000000	0.00000000	4.99250000	0.00000000	0.00000000	0.00000000	0.00000000	4.99250000	1,000.00000000
A-4	07336DAV3	1,000.00000000	0.00000000	4.42500000	0.00000000	0.00000000	0.00000000	0.00000000	4.42500000	1,000.00000000
A-5	07336DAW1	1,000.00000000	0.00000000	4.64666665	0.00000000	0.00000000	0.00000000	0.00000000	4.64666665	1,000.00000000
A-SB	07336DAX9	1,000.00000000	0.00000000	4.88333398	0.00000000	0.00000000	0.00000000	0.00000000	4.88333398	1,000.00000000
A-S	07336DBA8	1,000.00000000	0.00000000	4.97749998	0.00000000	0.00000000	0.00000000	0.00000000	4.97749998	1,000.00000000
B	07336DBB6	1,000.00000000	0.00000000	5.13916680	0.00000000	0.00000000	0.00000000	0.00000000	5.13916680	1,000.00000000
C	07336DBC4	1,000.00000000	0.00000000	5.69386788	0.00000000	0.00000000	0.00000000	0.00000000	5.69386788	1,000.00000000
D-RR	07336DAB7	1,000.00000000	0.00000000	5.69386785	0.00000000	0.00000000	0.00000000	0.00000000	5.69386785	1,000.00000000
E-RR	07336DAD3	1,000.00000000	0.00000000	5.69386794	0.00000000	0.00000000	0.00000000	0.00000000	5.69386794	1,000.00000000
F-RR	07336DAF8	1,000.00000000	0.00000000	5.69386815	0.00000000	0.00000000	0.00000000	0.00000000	5.69386815	1,000.00000000
G-RR	07336DAH4	1,000.00000000	0.00000000	5.69386815	0.00000000	0.00000000	0.00000000	0.00000000	5.69386815	1,000.00000000
H-RR	07336DAK7	1,000.00000000	0.00000000	5.69386815	0.00000000	0.00000000	0.00000000	0.00000000	5.69386815	1,000.00000000
J-RR	07336DAM3	1,000.00000000	0.00000000	5.34415140	0.34971686	5.89904514	0.00000000	0.00000000	5.34415140	1,000.00000000
R	07336DAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07336DAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336DAY7	984.70949063	0.00000000	0.88531110	0.00000000	0.00000000	0.00000000	0.00000000	0.88531110	984.54532367
X-B	07336DAZ4	1,000.00000000	0.00000000	0.67479631	0.00000000	0.00000000	0.00000000	0.00000000	0.67479631	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	771,266.43	0.00	771,266.43	0.00	0.00	0.00	771,266.43	0.00
A-3	07/01/26 - 07/30/26	30	0.00	149,175.90	0.00	149,175.90	0.00	0.00	0.00	149,175.90	0.00
A-4	07/01/26 - 07/30/26	30	0.00	494,936.25	0.00	494,936.25	0.00	0.00	0.00	494,936.25	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,286,894.33	0.00	1,286,894.33	0.00	0.00	0.00	1,286,894.33	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	25,046.62	0.00	25,046.62	0.00	0.00	0.00	25,046.62	0.00
X-A	07/01/26 - 07/30/26	30	0.00	511,390.22	0.00	511,390.22	0.00	0.00	0.00	511,390.22	0.00
X-B	07/01/26 - 07/30/26	30	0.00	97,446.66	0.00	97,446.66	0.00	0.00	0.00	97,446.66	0.00
A-S	07/01/26 - 07/30/26	30	0.00	533,961.31	0.00	533,961.31	0.00	0.00	0.00	533,961.31	0.00
B	07/01/26 - 07/30/26	30	0.00	190,837.82	0.00	190,837.82	0.00	0.00	0.00	190,837.82	0.00
C	07/01/26 - 07/30/26	30	0.00	120,755.55	0.00	120,755.55	0.00	0.00	0.00	120,755.55	0.00
D-RR	07/01/26 - 07/30/26	30	0.00	78,934.09	0.00	78,934.09	0.00	0.00	0.00	78,934.09	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	52,861.87	0.00	52,861.87	0.00	0.00	0.00	52,861.87	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	46,985.80	0.00	46,985.80	0.00	0.00	0.00	46,985.80	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	82,225.15	0.00	82,225.15	0.00	0.00	0.00	82,225.15	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	58,732.25	0.00	58,732.25	0.00	0.00	0.00	58,732.25	0.00
J-RR	07/01/26 - 07/30/26	30	142,293.68	146,831.21	0.00	146,831.21	9,018.36	0.00	0.00	137,812.86	152,122.24
Totals			142,293.68	4,648,281.46	0.00	4,648,281.46	9,018.36	0.00	0.00	4,639,263.11	152,122.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,734,092.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,660,867.15	Master Servicing Fee	3,425.78
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,332.10
Interest Adjustments	(64.30)	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.49
ARD Interest	0.00	Operating Advisor Fee	1,265.37
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.89
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,660,802.85	Total Fees	12,585.64

Principal		Expenses/Reimbursements
Scheduled Principal	84,066.83	Reimbursement for Interest on Advances	1,493.53
Unscheduled Principal Collections		ASER Amount	460.53
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	10,762.41	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	94,829.24	Total Expenses/Reimbursements	8,954.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,639,263.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	94,829.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,734,092.35
Total Funds Collected	4,755,632.09	Total Funds Distributed	4,755,632.05

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	816,366,210.17	816,366,210.17	Beginning Certificate Balance	816,366,209.46
(-) Scheduled Principal Collections	84,066.83	84,066.83	(-) Principal Distributions	94,829.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	10,762.41	10,762.41	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	816,271,380.93	816,271,380.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	816,411,769.82	816,411,769.82	Ending Certificate Balance	816,271,380.22
Ending Actual Collateral Balance	816,315,603.60	816,315,603.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.71)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	6	21,330,093.29	2.61%	60	5.9424	1.410395	1.39 or less	14	200,884,936.99	24.61%	56	7.4148	1.202160
5,000,000 to 9,999,999	12	73,986,595.21	9.06%	71	7.0297	1.830770	1.40 to 1.69	16	193,731,783.39	23.73%	61	6.5536	1.565254
10,000,000 to 19,999,999	22	318,246,297.95	38.99%	68	6.6775	1.887455	1.70 to 1.79	3	56,246,969.01	6.89%	82	6.4530	1.730488
20,000,000 to 29,999,999	4	90,000,000.00	11.03%	69	6.4783	2.605000	1.80 to 1.89	2	79,500,000.00	9.74%	82	6.6660	1.804528
30,000,000 to 49,999,999	4	132,083,394.48	16.18%	54	7.2824	1.443735	1.90 to 2.49	8	155,582,000.00	19.06%	73	6.3195	2.325028
50,000,000 to 64,999,999	2	113,125,000.00	13.86%	80	5.7431	2.062652	2.50 or more	8	130,325,691.54	15.97%	81	5.9602	3.061025
65,000,000 or higher	1	67,500,000.00	8.27%	82	6.5995	1.800000	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	74,037,773.19	9.07%	82	6.6454	1.765935	North Dakota	1	119,452.87	0.01%	40	4.8500	1.560000
Arizona	5	3,711,055.49	0.45%	74	6.1569	1.690448	Ohio	6	37,152,372.08	4.55%	82	7.0626	1.342415
California	5	128,513,285.70	15.74%	82	6.1625	2.993144	Oklahoma	2	843,339.00	0.10%	74	6.1374	1.688500
Colorado	3	6,068,006.62	0.74%	81	6.6928	1.313275	Oregon	7	8,757,918.63	1.07%	80	6.7995	1.494416
Florida	11	6,112,170.63	0.75%	82	6.4530	1.720000	Pennsylvania	8	65,475,196.34	8.02%	27	7.6759	1.284950
Georgia	2	1,727,250.67	0.21%	82	6.4530	1.720000	South Carolina	2	2,137,384.82	0.26%	82	6.4530	1.720000
Illinois	3	6,551,418.86	0.80%	82	6.8276	2.981376	South Dakota	1	171,768.49	0.02%	40	4.8500	1.560000
Indiana	3	33,271,779.52	4.08%	25	7.6052	1.587455	Tennessee	3	25,861,988.39	3.17%	54	6.9791	1.355259
Iowa	2	422,389.46	0.05%	40	4.8500	1.560000	Texas	11	55,419,072.70	6.79%	65	7.1649	1.572508
Kansas	5	1,033,539.71	0.13%	40	4.8500	1.560000	Utah	1	187,519.24	0.02%	40	4.8500	1.560000
Kentucky	1	22,500,000.00	2.76%	22	8.1200	1.450000	Virginia	4	114,761,908.85	14.06%	71	6.3875	2.084259
Louisiana	1	229,052.97	0.03%	40	4.8500	1.560000	Wisconsin	6	3,748,065.11	0.46%	82	6.4527	1.783433
Maryland	2	1,437,048.77	0.18%	80	6.3809	2.430708	Wyoming	6	2,290,552.61	0.28%	40	4.8500	1.560000
Massachusetts	4	76,784,285.59	9.41%	78	5.5299	1.583025	Totals	146	816,271,380.93	100.00%	69	6.6302	1.894214
Michigan	8	61,744,974.29	7.56%	79	6.6201	2.338226
									Property Type³
Minnesota	1	46,700.83	0.01%	40	4.8500	1.560000
Mississippi	1	6,856,643.26	0.84%	82	7.1500	1.400000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Missouri	3	13,633,206.34	1.67%	80	6.8781	1.198177		Properties	Balance	Agg. Bal.			DSCR¹
Montana	2	467,405.30	0.06%	40	4.8500	1.560000	Industrial	4	149,175,000.00	18.28%	82	6.9327	1.666923
Nebraska	4	1,298,076.75	0.16%	40	4.8500	1.560000	Lodging	50	68,738,535.45	8.42%	65	6.7659	1.524496
Nevada	1	325,616.38	0.04%	40	4.8500	1.560000	Mixed Use	3	83,986,869.44	10.29%	78	5.7173	1.549676
New Jersey	4	27,429,468.23	3.36%	79	6.1530	2.483595	Mobile Home Park	4	17,333,729.66	2.12%	81	6.8240	1.433557
New Mexico	3	1,209,434.28	0.15%	40	4.8500	1.560000	Multi-Family	2	30,770,000.00	3.77%	82	6.9872	1.329584
New York	9	22,559,311.97	2.76%	81	6.8466	1.436185	Office	68	200,185,246.87	24.52%	44	7.1648	1.554949
North Carolina	2	1,374,947.46	0.17%	82	6.4521	1.938190	Other	1	60,000,000.00	7.35%	82	5.9500	2.490000
							Retail	14	206,082,000.00	25.25%	74	6.3471	2.761231
							Totals	146	816,271,380.93	100.00%	69	6.6302	1.894214

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	3	11,246,338.71	1.38%	40	4.8500	1.560000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.99999	8	217,625,000.00	26.66%	81	5.7145	2.492005	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.99999	19	303,635,720.58	37.20%	77	6.5183	1.957906	25 months or greater	51	816,271,380.93	100.00%	69	6.6302	1.894214
	7.00000 to 7.49999	11	142,222,536.77	17.42%	77	7.1951	1.383689	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
	7.50000 or greater	10	141,541,784.87	17.34%	27	7.8520	1.377996
	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	76 months or less	14	179,884,616.57	22.04%	25	7.3776	1.494476	Interest Only	39	718,738,969.01	88.05%	69	6.5852	1.940652
77 months to 114 months		37	636,386,764.36	77.96%	81	6.4189	2.007206	357 months or less	12	97,532,411.92	11.95%	68	6.9619	1.552002
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	358 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		8	85,409,913.24	10.46%	76	5.9646	2.432862			No outstanding loans in this group
	12 months or less	38	671,611,467.69	82.28%	68	6.7124	1.776562
	13 months to 24 months	1	15,000,000.00	1.84%	82	5.7300	3.190000
	25 months or greater	4	44,250,000.00	5.42%	62	6.9727	2.200960
	Totals	51	816,271,380.93	100.00%	69	6.6302	1.894214
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-1-3	10246881	1	RT	San Diego	CA	Actual/360	5.730%	123,354.17	0.00	0.00	N/A	06/01/33	--	25,000,000.00	25,000,000.00	08/01/26
1-A-3-3	10246882	1				Actual/360	5.730%	86,347.92	0.00	0.00	N/A	06/01/33	--	17,500,000.00	17,500,000.00	08/01/26
1-A-4-2	10246883	1				Actual/360	5.730%	123,354.17	0.00	0.00	N/A	06/01/33	--	25,000,000.00	25,000,000.00	08/01/26
1-A-4-3	10246884	1				Actual/360	5.730%	74,012.50	0.00	0.00	N/A	06/01/33	--	15,000,000.00	15,000,000.00	08/01/26
2-A-2	10246885	1	MU	Cambridge	MA	Actual/360	5.510%	252,040.49	0.00	0.00	02/10/33	02/10/38	--	53,125,000.00	53,125,000.00	08/10/26
2-A-6	10246886	1				Actual/360	5.510%	29,651.82	0.00	0.00	02/10/33	02/10/38	--	6,250,000.00	6,250,000.00	08/10/26
2-A-8	10246887	1				Actual/360	5.510%	74,722.59	0.00	0.00	02/10/33	02/10/38	--	15,750,000.00	15,750,000.00	08/10/26
3	10246888	1	IN	Huntsville	AL	Actual/360	6.599%	383,595.94	0.00	0.00	N/A	06/06/33	--	67,500,000.00	67,500,000.00	08/06/26
4-A-1	10246889	1	OF	Various	Various	Actual/360	6.453%	203,284.78	0.00	0.00	N/A	06/06/33	--	36,583,394.48	36,583,394.48	08/06/26
4-A-6	10246894	1				Actual/360	6.453%	15,246.36	0.00	0.00	N/A	06/06/33	--	2,743,754.58	2,743,754.58	08/06/26
4-A-8	10246896	1				Actual/360	6.453%	94,019.21	0.00	0.00	N/A	06/06/33	--	16,919,819.95	16,919,819.95	08/06/26
5-A-2	10246900	1	OF	Philadelphia	PA	Actual/360	7.787%	134,118.06	0.00	0.00	N/A	06/06/28	--	20,000,000.00	20,000,000.00	08/06/26
5-A-4	10246901	1				Actual/360	7.787%	67,059.03	0.00	0.00	N/A	06/06/28	--	10,000,000.00	10,000,000.00	08/06/26
5-A-5	10246902	1				Actual/360	7.787%	201,177.08	0.00	0.00	N/A	06/06/28	--	30,000,000.00	30,000,000.00	08/06/26
6	10246903	1	98	Ashburn	VA	Actual/360	5.950%	307,416.67	0.00	0.00	N/A	06/06/33	--	60,000,000.00	60,000,000.00	08/06/26
7-A-1-2	10246904	1	RT	Auburn Hills	MI	Actual/360	6.521%	98,267.85	0.00	0.00	N/A	02/01/33	--	17,500,000.00	17,500,000.00	08/01/26
7-A-1-3	10246905	1				Actual/360	6.521%	98,267.85	0.00	0.00	N/A	02/01/33	--	17,500,000.00	17,500,000.00	08/01/26
7-A-3-2	10246906	1				Actual/360	6.521%	80,018.10	0.00	0.00	N/A	02/01/33	--	14,250,000.00	14,250,000.00	08/01/26
8	10246907	1	IN	Richmond	VA	Actual/360	7.370%	215,777.22	0.00	0.00	N/A	06/06/33	--	34,000,000.00	34,000,000.00	08/06/26
9-A-4	10246908	1	IN	Fremont	CA	Actual/360	7.040%	121,244.44	0.00	0.00	N/A	06/06/33	--	20,000,000.00	20,000,000.00	08/06/26
9-A-5-1	10246909	1				Actual/360	7.040%	72,746.67	0.00	0.00	N/A	06/06/33	--	12,000,000.00	12,000,000.00	08/06/26
10	10246910	1	OF	Carmel	IN	Actual/360	7.670%	208,048.75	0.00	0.00	N/A	06/06/28	--	31,500,000.00	31,500,000.00	08/06/26
11-A-1-2	10245647	1	RT	Blackwood	NJ	Actual/360	6.124%	96,679.81	0.00	0.00	N/A	03/01/33	--	18,333,333.00	18,333,333.00	08/01/26
11-A-2-2	10245649	1				Actual/360	6.124%	35,156.30	0.00	0.00	N/A	03/01/33	--	6,666,667.00	6,666,667.00	08/01/26
12-A-2	10246911	1	RT	Louisville	KY	Actual/360	8.120%	69,922.22	0.00	0.00	N/A	06/01/28	--	10,000,000.00	10,000,000.00	08/01/26
12-A-3	10246912	1				Actual/360	8.120%	34,961.11	0.00	0.00	N/A	06/01/28	--	5,000,000.00	5,000,000.00	08/01/26
12-A-5	10246913	1				Actual/360	8.120%	52,441.67	0.00	0.00	N/A	06/01/28	--	7,500,000.00	7,500,000.00	08/01/26
13-A-2	10245656	1	OF	Herndon	VA	Actual/360	6.058%	54,774.42	0.00	0.00	N/A	03/05/28	--	10,500,000.00	10,500,000.00	08/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13-A-3	10245657	1				Actual/360	6.058%	52,166.11	0.00	0.00	N/A	03/05/28	--	10,000,000.00	10,000,000.00	08/05/26
14	10246914	1	LO	Chattanooga	TN	Actual/360	7.030%	118,045.42	0.00	0.00	N/A	06/01/30	--	19,500,000.00	19,500,000.00	08/01/26
15	10246915	1	RT	Various	Various	Actual/360	6.720%	112,840.00	0.00	0.00	N/A	05/06/33	--	19,500,000.00	19,500,000.00	08/06/26
16	10246916	1	MF	Houston	TX	Actual/360	6.680%	92,035.56	0.00	0.00	N/A	05/06/33	--	16,000,000.00	16,000,000.00	08/06/26
17-A-1-2	10246917	1	IN	La Porte	TX	Actual/360	7.200%	62,000.00	0.00	0.00	N/A	06/06/33	--	10,000,000.00	10,000,000.00	08/06/26
17-A-1-3	10246918	1				Actual/360	7.200%	35,185.00	0.00	0.00	N/A	06/06/33	--	5,675,000.00	5,675,000.00	08/06/26
18-A-3	10246919	1	OF	Bellaire	TX	Actual/360	8.180%	103,172.25	8,780.43	0.00	N/A	05/01/28	--	14,647,058.29	14,638,277.86	08/01/26
19	10246920	1	MF	Kent	OH	Actual/360	7.320%	93,100.23	0.00	0.00	N/A	07/06/33	--	14,770,000.00	14,770,000.00	08/06/26
20-A-10	10246921	1	LO	Various	Various	Actual/360	4.850%	15,717.93	14,740.89	0.00	N/A	12/06/29	--	3,763,520.46	3,748,779.57	01/06/26
20-A-11	10246922	1				Actual/360	4.850%	15,717.93	14,740.89	0.00	N/A	12/06/29	--	3,763,520.46	3,748,779.57	01/06/26
20-A-12	10246923	1				Actual/360	4.850%	15,717.93	14,740.89	0.00	N/A	12/06/29	--	3,763,520.46	3,748,779.57	01/06/26
21	10246924	1	LO	Various	Various	Actual/360	7.150%	80,713.90	5,600.88	0.00	N/A	06/06/33	--	13,109,407.99	13,103,807.11	08/06/26
22	10246925	1	LO	Independence	MO	Actual/360	6.980%	78,072.92	18,939.97	10,762.41	N/A	06/06/33	--	13,000,000.00	12,981,060.03	08/06/26
23-A-2	10246926	1	OF	Rosedale	NY	Actual/360	6.605%	71,095.49	0.00	0.00	N/A	05/06/33	--	12,500,000.00	12,500,000.00	07/06/26
24	10246927	1	RT	Various	Various	Actual/360	6.450%	40,723.15	0.00	0.00	N/A	06/06/33	--	7,332,000.00	7,332,000.00	08/06/26
25	10246928	1	LO	Dublin	OH	Actual/360	7.950%	45,085.60	4,208.43	0.00	N/A	06/06/33	--	6,585,846.00	6,581,637.57	08/06/26
26	10246929	1	MU	Detroit	MI	Actual/360	7.555%	41,157.66	4,536.33	0.00	N/A	06/06/33	--	6,326,405.77	6,321,869.44	08/06/26
27	10246930	1	MH	Heiskell	TN	Actual/360	6.942%	35,867.00	0.00	0.00	N/A	05/01/33	--	6,000,000.00	6,000,000.00	08/01/26
28	10246931	1	MH	Various	OR	Actual/360	7.060%	35,490.16	4,000.72	0.00	N/A	05/06/33	--	5,837,730.38	5,833,729.66	08/06/26
29	10246932	1	MH	Rockport	TX	Actual/360	6.445%	30,524.24	0.00	0.00	N/A	06/01/33	--	5,500,000.00	5,500,000.00	08/01/26
30	10246933	1	LO	Schaumburg	IL	Actual/360	6.914%	31,734.72	4,539.81	0.00	N/A	06/06/33	--	5,330,231.35	5,325,691.54	08/06/26
31	10246934	1	OF	Bay Shore	NY	Actual/360	7.497%	30,987.60	0.00	0.00	N/A	06/06/33	--	4,800,000.00	4,800,000.00	08/06/26
32	10246935	1	MU	San Diego	NY	Actual/360	7.290%	15,944.85	0.00	0.00	N/A	06/06/33	--	2,540,000.00	2,540,000.00	08/06/26
Totals								4,660,802.85	94,829.24	10,762.41				816,366,210.17	816,271,380.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-1-3	1	89,009,196.00	98,434,993.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-3-3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-4-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-4-3	1	82,978,697.56	85,004,154.56	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-2	1	44,658,599.57	46,986,745.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-6	1	0.00	46,986,745.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-8	1	0.00	46,986,745.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	8,281,091.25	8,425,284.63	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1	1	26,276,621.13	26,296,288.26	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-2	1	0.00	24,842,074.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-4	1	0.00	24,842,074.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-5	1	26,010,067.00	24,842,074.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	9,466,955.87	8,998,967.14	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1-2	1	30,103,617.00	32,033,208.48	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1-3	1	0.00	92,010,388.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-3-2	1	0.00	61,340,258.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	3,881,555.76	3,918,445.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-4	1	23,696,229.00	24,459,836.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9-A-5-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	4,594,576.99	2,105,469.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-1-2	1	12,376,946.04	12,372,545.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-2-2	1	0.00	12,372,545.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A-2	1	11,071,141.00	11,585,333.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A-3	1	0.00	4,752,451.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12-A-5	1	0.00	4,752,451.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13-A-2	1	8,555,947.81	4,417,735.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13-A-3	1	0.00	4,417,735.43	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,904,675.15	2,214,788.52	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	2,193,103.37	1,853,050.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,036,149.73	2,158,422.16	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A-1-2	1	10,485,726.08	10,857,763.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A-1-3	1	0.00	10,857,763.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18-A-3	1	3,958,693.38	5,435,093.26	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	696,174.08	202,105.95	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20-A-10	1	0.00	0.00	--	--	06/11/26	36,738.04	455.34	30,254.98	212,703.83	0.00	0.00
20-A-11	1	0.00	0.00	--	--	06/11/26	36,738.04	455.34	30,254.98	212,703.83	0.00	0.00
20-A-12	1	0.00	0.00	--	--	06/11/26	36,738.04	455.34	30,254.98	212,703.83	0.00	0.00
21	1	1,773,776.33	1,754,179.77	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,194,920.18	686,260.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23-A-2	1	4,315,897.41	3,531,763.00	01/01/25	09/30/25	--	0.00	0.00	71,068.59	71,068.59	0.00	0.00
24	1	1,388,559.27	1,243,503.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	987,219.87	1,013,686.35	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	815,930.27	817,805.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	655,496.72	436,345.73	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	650,175.45	632,353.39	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	489,135.08	579,322.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,424,756.15	1,595,728.17	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	451,339.81	379,349.23	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	203,217.56	208,171.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		417,586,187.87	759,642,001.50				110,214.12	1,366.02	161,833.53	709,180.08	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	11,246,338.71	0	0.00	3	11,246,338.71	0	0.00	0	0.00	0	0.00	6.630190%	6.612286%	69
07/17/26	0	0.00	1	12,500,000.00	3	11,290,561.38	0	0.00	3	11,290,561.38	0	0.00	0	0.00	0	0.00	6.630137%	6.612234%	70
06/17/26	1	12,500,000.00	0	0.00	3	11,336,121.03	0	0.00	3	11,336,121.03	0	0.00	3	413,859.72	0	0.00	6.630086%	6.612183%	71
05/15/26	0	0.00	0	0.00	3	11,817,364.56	0	0.00	3	11,817,364.56	0	0.00	0	0.00	0	0.00	6.629076%	6.611173%	72
04/17/26	0	0.00	0	0.00	3	11,860,803.60	0	0.00	3	11,860,803.60	0	0.00	0	0.00	0	0.00	6.629032%	6.611130%	73
03/17/26	0	0.00	0	0.00	3	11,902,470.72	0	0.00	3	11,902,470.72	0	0.00	0	0.00	0	0.00	6.628979%	6.611076%	74
02/18/26	0	0.00	3	11,948,773.74	0	0.00	0	0.00	3	11,948,773.74	0	0.00	0	0.00	0	0.00	6.628954%	6.611051%	75
01/16/26	3	11,990,074.98	0	0.00	0	0.00	0	0.00	3	11,990,074.98	0	0.00	0	0.00	0	0.00	6.628901%	6.610998%	76
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.628849%	6.610945%	77
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.628805%	6.610902%	78
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.628753%	6.610849%	79
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.628710%	6.610806%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
20-A-10	10246921	01/06/26	6	6	30,254.98	212,703.83	0.00	3,763,520.46	04/30/24	7	06/26/24		11/12/25
20-A-11	10246922	01/06/26	6	6	30,254.98	212,703.83	0.00	3,763,520.46	04/30/24	7	06/26/24		11/12/25
20-A-12	10246923	01/06/26	6	6	30,254.98	212,703.83	0.00	3,763,520.46	04/30/24	7	06/26/24		11/12/25
23-A-2	10246926	07/06/26	0	B	71,068.59	71,068.59	0.00	12,500,000.00	11/07/25	98
Totals					161,833.53	709,180.08	0.00	23,790,561.38
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		149,138,278	149,138,278	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,746,339	19,500,000	0		11,246,339
49 - 60 Months		0	0	0		0
> 60 Months		636,386,764	636,386,764	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	816,271,381	805,025,042	0	0	0	11,246,339
Jul-26	816,366,210	792,575,649	0	12,500,000	0	11,290,561
Jun-26	816,454,052	792,617,931	12,500,000	0	0	11,336,121
May-26	816,971,320	805,153,955	0	0	0	11,817,365
Apr-26	817,061,389	805,200,585	0	0	0	11,860,804
Mar-26	817,138,548	805,236,078	0	0	0	11,902,471
Feb-26	817,252,694	805,303,920	0	11,948,774	0	0
Jan-26	817,328,822	805,338,747	11,990,075	0	0	0
Dec-25	817,404,555	817,404,555	0	0	0	0
Nov-25	817,492,398	817,492,398	0	0	0	0
Oct-25	817,567,270	817,567,270	0	0	0	0
Sep-25	817,654,283	817,654,283	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20-A-10	10246921	3,748,779.57	3,763,520.46	137,760,000.00	12/13/25	19,398,922.31	1.56000	--	12/06/29	189
20-A-11	10246922	3,748,779.57	3,763,520.46	137,760,000.00	12/13/25	19,398,922.31	1.56000	--	12/06/29	189
20-A-12	10246923	3,748,779.57	3,763,520.46	137,760,000.00	12/13/25	19,398,922.31	1.56000	--	12/06/29	189
23-A-2	10246926	12,500,000.00	12,500,000.00	75,900,000.00	02/20/23	3,416,144.00	1.60000	09/30/25	05/06/33	I/O
Totals		23,746,338.71	23,790,561.38	489,180,000.00		61,612,910.93

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20-A-10	10246921	LO	Various	04/30/24	7

" 8/11/2026  The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on

September 25, 20 25. Title to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contr act extensions, and has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and 99.4% RevPAR index.
"

20-A-11	10246922	Various	Various	04/30/24	7

" 8/11/2026  The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on

September 25, 20 25. Title to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contr act extensions, and has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and 99.4% RevPAR index.
"

20-A-12	10246923	Various	Various	04/30/24	7

" 8/11/2026  The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on

September 25, 20 25. Title to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contr act extensions, and has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and 99.4% RevPAR index.
"

23-A-2	10246926	OF	NY	11/07/25	98

" 8/11/2026  In 7/2026 Borrower made scheduled payments for June and July debt service. The Loan is currently due for the August payment. Special Servicer and Borrower are negotiating terms of a potential settlement agreement.

"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
20-A-10	0.00	0.00	1,166.67	0.00	0.00	153.51	0.00	0.00	0.00	0.00	0.00	0.00
20-A-11	0.00	0.00	1,166.67	0.00	0.00	153.51	0.00	0.00	0.00	0.00	0.00	0.00
20-A-12	0.00	0.00	1,166.66	0.00	0.00	153.51	0.00	0.00	0.00	0.00	0.00	0.00
22	64.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23-A-2	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	1,407.76	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	85.77	0.00	0.00	0.00
Total	64.30	0.00	7,000.00	0.00	0.00	460.53	0.00	0.00	1,493.53	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,018.36

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Supplemental Notes
None

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